Notes Payable (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 02, 2020	Oct. 01, 2020	Jul. 20, 2020	Dec. 08, 2019	Jul. 12, 2017	Jul. 22, 2013	Mar. 14, 2013	Feb. 28, 2012	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2020	Sep. 25, 2020	May 20, 2020
Promissory note		$ 30,000							$ 8,066,633		$ 7,816,633		$ 30,000
Proceeds from convertible promissory note									178,610		122,815	$ 440,211
Debt periodic payment on interest	$ 11,500	$ 11,500
Short-term notes payable									3,165,824		2,891,023	1,022,364
Long-term notes payable									11,249,083		10,541,853	$ 8,627,129
Purchase receivables									1,270,974		1,359,165
Classic Beverage [Member]
Principal balance									$ 268,245		$ 380,051
Interest rate									10.00%		10.00%
Financing Arrangement [Member]
Principal balance									$ 128,500		$ 168,500
Promissory note									$ 128,500		$ 168,500
TCA Global Fund [Member]
Interest rate									16.00%		16.00%
Secured promissory note									$ 3,083,181		$ 2,980,815
TCA Special Situations Credit Strategies ICAV [Member]
Interest rate									16.00%		16.00%
Secured promissory note									$ 6,455,692		$ 6,202,086
Unsecured Promissory Note [Member] | MGD [Member]
Principal balance								$ 30,000
Interest rate								8.00%
Debt maturity date								Dec. 31, 2020
Promissory note									25,000		25,000
Unsecured Promissory Note [Member] | Unrelated Third Party [Member]
Principal balance							$ 86,821
Interest rate							5.00%
Debt maturity date							Mar. 14, 2014
Unsecured Promissory Note [Member] | Unrelated Third Party [Member] | Extended Maturity [Member]
Debt maturity date							Feb. 01, 2020
Unsecured Promissory Note One [Member] | Unrelated Third Party [Member]
Principal balance						$ 15,000
Interest rate						5.00%
Debt maturity date						Dec. 31, 2018
Promissory note									15,000		15,000
Reduced interest rate						2.00%
Convertible Promissory Note [Member] | JSJ Investments Inc [Member]
Promissory note									9,707		19,911
Proceeds from convertible promissory note					$ 75,000
Debt periodic payment on interest					$ 3,360
Promissory Note [Member] | BNA and TRA [Member]
Promissory note														$ 400,000
SBA Loan [Member]
Principal balance															$ 309,900
Promissory note									309,900		509,700
Paycheck Protection Program [Member]
Principal balance															$ 509,700
Promissory note									$ 509,700		$ 309,900
Promissory Note [Member] | Seaport Group Enterprises LLC [Member]
Principal balance			$ 6,467,800
Installment payments			$ 1,500
Promissory Note [Member] | PNC Inc [Member]
Principal balance				$ 850,000
Maturity date description				The note was due in three installment payments over 18 months.